Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 283	$ 266
Additional liabilities accrued	2	1
Revisions in estimated cash outflows	6	(1)
Acquisition of assets	0	1
Disposition of assets	(1)	(1)
Accretion expense	18	17
Transferred to Liabilities held for sale	(1)	0
Asset retirement obligation - Balance at end of year	$ 307	$ 283